CONSTELLATION FUNDS
               Supplement to the Prospectus dated January 31, 2006
                                 March 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Information about the Trust's Investment Adviser, Administrator and Distributor:
--------------------------------------------------------------------------------

At a meeting held on February 28, 2006, shareholders of Constellation Funds (the "Trust") approved a new investment advisory agreement between the Trust, on behalf of each Fund, and Touchstone Advisors, Inc. ("Touchstone Advisors"), effective upon the closing of the sale of the assets of Constellation Investment Management Company, LP ("CIMCO") to Touchstone Advisors (the "Transaction"). At the same meeting, shareholders also approved new sub-advisory agreements between Touchstone Advisors and each current sub-adviser, and elected a new board of trustees for the Trust.

On March 1, 2006, upon the closing of the Transaction, Touchstone Advisors became the Trust's investment adviser and administrator and Touchstone Securities, Inc., an affiliate of Touchstone Advisors, became the Trust's distributor. As a result of these changes, all references to CIMCO in the prospectus are deleted and replaced with Touchstone Advisors, and the term "Adviser" shall mean Touchstone Advisors. In addition, all references to Constellation Investment Distribution Company Inc. are deleted and replaced with Touchstone Securities, Inc., and the term "Distributor" shall mean Touchstone Securities Inc.

Information Regarding Fees and Expenses:
----------------------------------------

The "Annual Fund Operating Expense" tables for the following Funds have been restated to reflect changes in investment advisory fees and/or annual operating expenses due to the elimination of the performance based investment advisory fee. The elimination of the performance based advisory fee has the effect of increasing the advisory fees for those Funds whose advisory fees were subject to negative performance adjustments and decreasing the advisory fees for those Funds whose advisory fees were subject to positive performance adjustments. In addition, the footnote to the "Fund Fees and Expenses" tables for those Funds that have contractual operating expense limitations has been revised to reflect that all fee waivers and operating expense reimbursements will be in effect until March 1, 2008.

The tables in this Supplement replace the fee tables and examples in the Prospectus for the following Funds:

PAGE               FUND
5                  Clover Core Value Fund
8                  Clover Small Cap Value Fund
25                 Pitcairn Diversified Value Fund
28                 Pitcairn Select Value Fund
37                 Pitcairn Family Heritage(R) Fund
40-41              Pitcairn Taxable Bond Fund
44                 Pitcairn Tax-Exempt Bond Fund
53-54              TIP Healthcare & Biotechnology Fund
57-58              International Equity Fund
62                 Small Cap Value Opportunities Fund

The performance based advisory fee has also been eliminated for the Clover Core Fixed Income Fund, the Chartwell Ultra Short Duration Fixed Income Fund, the Chartwell Short Duration Fixed Income Fund, the HLAM Large Cap Quality Stock Fund, the Pitcairn Diversified Growth Fund, the Pitcairin Small Cap Fund, the TIP Mid Cap Fund and the Strategic Value and High Income Fund. Therefore Footnote 2 describing the performance based advisory fee should be deleted from the "Fund Fees and Expenses" tables for these Funds. The elimination of the performance based advisory fee did not result in any changes to the "Total Annual Fund Operating Expenses" for these Funds. However, the footnote to the "Fund Fees and Expenses" tables for those Funds with contractual operating expense limitations has been revised to indicate that all fee waivers and operating expense reimbursements will be in effect until March 1, 2008.

The Sands Capital Select Growth Fund continues to be subject to a performance based investment advisory fee and its "Annual Fund Operating Expenses" have not changed. However, the footnote to its "Fund Fees and Expenses" table has been revised to indicate that the Fund's contractual fee waivers and expense reimbursements will be in effect until March 1, 2008.

CONSTELLATION CLOVER CORE VALUE FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                            CLASS I SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)             2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                            CLASS I SHARES
Investment Advisory Fees                                                       0.74%(2)
Distribution (12b-1) Fees                                                        None
Other Expenses                                                                  0.36%
                                                                            --------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.10%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class I Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2)  Restated to reflect current advisory fees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                      1 YEAR     3 YEARS    5 YEARS    10 YEARS
  CONSTELLATION CLOVER CORE VALUE FUND -
     CLASS I SHARES                                     $112       $350       $606       $1,340

CONSTELLATION CLOVER SMALL CAP VALUE FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                     CLASS I SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                      2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                     CLASS I SHARES
Investment Advisory Fees                                                                0.85%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                           0.42%
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.27%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class I Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2) Restated to reflect current advisory fees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
CONSTELLATION CLOVER SMALL CAP VALUE FUND -
   CLASS I SHARES                                     $129       $403       $697       $1,534

CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                0.70%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                         0.52%(3,4)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.22%
    Less Fee Waivers and Expense Reimbursements                                         (0.12)%
                                                                                   -------------------
NET TOTAL OPERATING EXPENSES                                                             1.10%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2) Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.
(4) Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.40% through March 1, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND -
   CLASS II SHARES                                       $112       $362       $646      $1,455

CONSTELLATION PITCAIRN SELECT VALUE FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment).

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                0.70%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                         0.55%(3,4)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.25%
    Less Fee Waivers and Expense Reimbursements                                         (0.10)%
                                                                                   -------------------
NET TOTAL OPERATING EXPENSES                                                             1.15%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2) Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.
(4) Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.45% through March 1, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
CONSTELLATION PITCAIRN SELECT VALUE FUND -
   CLASS II SHARES                                       $117       $375       $666      $1,493

CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                0.90%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                         0.55%(3,4)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.45%
    Less Fee Waivers and Expense Reimbursements                                         (0.15)%
                                                                                   -------------------
NET TOTAL OPERATING EXPENSES                                                             1.30%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class I Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2)  Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.
(4) Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.40% through March 1, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                              1 YEAR     3 YEARS     5 YEARS      10 YEARS
     CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND -
        CLASS II SHARES                                         $132       $427        $762         $1,708

CONSTELLATION PITCAIRN TAXABLE BOND FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                0.40%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                         0.57%(3,4)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.97%
    Less Fee Waivers and Expense Reimbursements                                         (0.07)%
                                                                                   -------------------
NET TOTAL OPERATING EXPENSES                                                             0.90%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2)  Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.
(4) Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.50% through March 1, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                         1 YEAR     3 YEARS     5 YEARS      10 YEARS
CONSTELLATION PITCAIRN TAXABLE BOND FUND -
   CLASS II SHARES                                         $92        $294        $521         $1,176

CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                0.30%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                         0.53%(3,4)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.83%
    Less Fee Waivers and Expense Reimbursements                                         (0.13)%
                                                                                   -------------------
NET TOTAL OPERATING EXPENSES                                                             0.70%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2)  Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.
(4) Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.40% through March 1, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                         1 YEAR     3 YEARS     5 YEARS      10 YEARS
CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND -
   CLASS II SHARES                                         $72        $237        $433         $1,000

CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                1.00%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                          0.73%(3)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.73%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2)  Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                         1 YEAR     3 YEARS     5 YEARS      10 YEARS
CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND
    -CLASS II SHARES                                       $176       $545        $939         $2,041

CONSTELLATION INTERNATIONAL EQUITY FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                0.95%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                         0.70%(3,4)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.65%
    Less Fee Waivers and Expense Reimbursements                                         (0.20)%
                                                                                   -------------------
NET TOTAL OPERATING EXPENSES                                                             1.45%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2)  Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.
(4) Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.50% through March 1, 2008. This fee waiver obligation will be reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See "Other Information -Contractual Fee Waiver Agreement" for additional information.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                         1 YEAR     3 YEARS     5 YEARS      10 YEARS
CONSTELLATION INTERNATIONAL EQUITY FUND -
   CLASS II SHARES                                         $148       $478        $856         $1,919

CONSTELLATION SMALL CAP VALUE OPPORTUNITIES FUND

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                                    CLASS II SHARES
Redemption Fee (as a percentage of amount redeemed, if applicable)                     2.00%(1)

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                                                    CLASS II SHARES
Investment Advisory Fees                                                                0.95%(2)
Distribution (12b-1) Fees                                                                 None
Other Expenses                                                                          1.08%(3)
                                                                                   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     2.03%

(1) Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee. In addition to any applicable redemption fee, a $10 fee is imposed for wire transfers of redemption proceeds.
(2)  Restated to reflect current advisory fees.
(3) A shareholder servicing fee of 0.25% is included as part of "Other Expenses." See "Distribution of Fund Shares" for additional information.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                         1 YEAR     3 YEARS     5 YEARS      10 YEARS
CONSTELLATION SMALL CAP VALUE OPPORTUNITIES FUND
    -CLASS II SHARES                                       $206       $637        $1,093       $2,358

THE FOLLOWING REPLACES THE SECTION "INVESTMENT ADVISERS" ON PAGES 71-73:

Touchstone Advisors, Inc. (Touchstone Advisors), a registered investment adviser, located at 303 Broadway, Suite 1100, Cincinnati, OH 45202, serves as Adviser to all Funds. Touchstone Advisors has been a registered investment adviser since 1994. As of December 31, 2005, Touchstone Advisors had approximately $4.0 billion in assets under management. As the Funds' Adviser, Touchstone Advisors continuously reviews, supervises and administers the Funds' investment programs and also ensures compliance with the Funds' investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund's sub-adviser(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-adviser that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-adviser, including:

      o     Level of knowledge and skill
      o     Performance as compared to its peers or benchmark
      o     Consistency of performance over 5 years or more
      o     Level of compliance with investment rules and strategies
      o     Employees, facilities and financial strength
      o     Quality of service

Touchstone Advisors will also continually monitor each sub-adviser's performance through various analyses and through in-person, telephone and written consultations with the sub-adviser. Touchstone Advisors discusses its expectations for performance with each sub-adviser and provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-adviser's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisers, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-adviser affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-adviser to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its sub-advisory arrangements.

Two or more sub-advisers may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one sub-adviser, Touchstone Advisors allocates how much of a Fund's assets are managed by each sub-adviser. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisers.

For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund, as set forth below. Touchstone Advisors pays sub-advisory fees to each sub-adviser from its advisory fee.

--------------------------------------------------------------------------------
                  NAME OF FUND                                  ANNUAL FEE RATE
--------------------------------------------------------------------------------
Constellation TIP Mid Cap Fund                                        0.80%
--------------------------------------------------------------------------------
Constellation TIP Healthcare & Biotechnology Fund                     1.00%
--------------------------------------------------------------------------------
Constellation Clover Core Value Fund                                  0.74%
--------------------------------------------------------------------------------
Constellation Clover Small Cap Value Fund                             0.85%
--------------------------------------------------------------------------------
Constellation Clover Core Fixed Income Fund                           0.45%
--------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund        0.25%
--------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund              0.25%
--------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Stock Fund                       0.75%
--------------------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund                         0.70%
--------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund                        0.70%
--------------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund                              0.70%
--------------------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund                                 0.70%
--------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R) Fund                        0.90%
--------------------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund                              0.40%
--------------------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund                           0.30%
--------------------------------------------------------------------------------
Constellation International Equity Fund                               0.95%
--------------------------------------------------------------------------------
Constellation Small Cap Value Opportunities Fund                      0.95%
--------------------------------------------------------------------------------
Constellation Strategic Value & High Income Fund                      0.10%
--------------------------------------------------------------------------------

The Constellation Sands Capital Select Growth Fund's base advisory fee is 0.85%, and this fee may range from 0.70% to 1.00% depending on the Fund's performance relative to the Russell 1000 Growth Index. Fee adjustments apply if the Fund outperforms or under-performs its benchmark by 2.50% or more.

Touchstone Advisors and Sands Capital Management will receive performance fees (as described above) if the relevant benchmark index is surpassed, including negative performance. Under certain market conditions, it is possible that the performance fee adjustment (upward or downward) will apply as a result of random moves in the market as opposed to the Constellation Sands Capital Select Growth Fund's underperformance or outperformance of the market. The performance comparison is made for a rolling 12-month period, consisting of the current month for which performance is available plus the previous 11 months. This comparison is made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the base advisory fee. Because any adjustment to the Fund's base advisory fee is based upon the Fund's performance compared to the investment record of the Russell 1000 Growth Index, a performance adjustment will be made not when the Fund's performance is up or down, but when it is up or down more or less than the performance of the Russell 1000 Growth Index. For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for the Russell 1000 Growth Index is expressed as a percentage of the starting level of the Index at the beginning of the period, as modified by the change in the level of the Index during the period and by the value computed consistently with the Index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the Index.

The Funds' SAI contains additional information about performance-based adjustments.

THE SECTION "INVESTMENT SUB-ADVISERS" BEGINNING ON PAGE 73, IS HEREBY AMENDED AS FOLLOWS, WITH RESPECT TO INFORMATION REGARDING CLOVER CAPITAL MANAGEMENT, CHARTWELL INVESTMENT PARTNERS, PITCAIRN INVESTMENT MANAGEMENT, HILLIARD LYONS ASSET MANAGEMENT AND TURNER INVESTMENT PARTNERS.

Clover Capital Management, Inc., ("Clover Capital") an SEC-registered adviser located at 400 Meridian Centre, Ste 200, Rochester, NY 14618, serves as Sub-Adviser to the Constellation Clover Small Cap Value, Constellation Clover Core Value, and Constellation Clover Core Fixed Income Funds (the "Constellation Clover Funds"). From May 1, 2001 to May 7, 2004, Clover Capital served as the sub-adviser to the Turner Small Cap Value, Core Value, and Core Fixed Income Funds. Prior to May 1, 2001, Clover Capital served as these Funds' investment adviser. As Sub-Adviser, Clover Capital makes investment decisions for the Constellation Clover Funds and also ensures compliance with the Constellation Clover Funds' investment policies and guidelines. As of December 31, 2005, Clover Capital had approximately $2.5 billion in assets under management. For its services as investment Sub-Adviser to the Constellation Clover Funds, Clover Capital is entitled to receive base investment sub-advisory fees from Touchstone at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation Clover Core Value Fund                             0.370%
Constellation Clover Small Cap Value Fund                        0.450%
Constellation Clover Core Fixed Income Fund                      0.225%

Chartwell Investment Partners ("Chartwell"), an SEC-registered adviser located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as Sub-Adviser to the Constellation Chartwell Ultra Short Duration Fixed Income and Constellation Chartwell Short Duration Fixed Income Funds (the "Constellation Chartwell Funds"). As Sub-Adviser, Chartwell makes investment decisions for the Constellation Chartwell Funds and also ensures compliance with the Constellation Chartwell Funds' investment policies and guidelines. As of December 31, 2005, Chartwell had approximately $5.1 billion in assets under management. For its services as investment Sub-Adviser to the Constellation Chartwell Funds, Chartwell is entitled to receive base investment sub-advisory fees from Touchstone at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation Chartwell Ultra Short Duration Fixed Income Fund   0.125%
Constellation Chartwell Short Duration Fixed Income Fund         0.125%

Pitcairn Investment Management ("Pitcairn"), a separately identifiable division of Pitcairn Trust Company ("PTC"), with offices at One Pitcairn Place, Suite 3000, 165 Township Line Road, Jenkintown, PA 19046, is a registered investment adviser and serves as Sub-Adviser to the Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond and Constellation Pitcairn Tax-Exempt Bond Funds (the "Constellation Pitcairn Funds"). As Sub-Adviser, Pitcairn makes investment decisions for the Constellation Pitcairn Funds and also ensures compliance with the Constellation Pitcairn Funds' investment policies and guidelines. As of December 31, 2005, Pitcairn had approximately $1.1 billion in assets under management. Touchstone Advisors has assumed an existing agreement between CIMCO and Pitcairn, under which CIMCO had agreed that it would not propose that the Board of Trustees terminate Pitcairn as sub-adviser to the current Pitcairn sub-advised Funds for a period of four years commencing August 1, 2004, except under certain limited circumstances. This agreement raises a potential conflict of interest for Touchstone Advisors as it might inhibit Touchstone Advisors from terminating Pitcairn in circumstances in which Touchstone Advisors would otherwise terminate Pitcairn absent the agreement. Touchstone Advisors will, however, terminate Pitcairn as sub-adviser to a Fund or Funds under any and all circumstances where its fiduciary duty to shareholders necessitates such action.

For its services as investment Sub-Adviser to the Constellation Pitcairn Diversified Value Fund, Pitcairn is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.55% on the value of the first $150 million, and 0.40% on the value of assets above that amount. For the Constellation Pitcairn Diversified Growth Fund, Pitcairn is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.55% on the value of the first $102 million, and 0.40% on the value of assets above that amount. For the Constellation Pitcairn Select Value Fund, Pitcairn is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.55% on the value of the first $61 million, and 0.40% on the value of assets above that amount. For the Constellation Pitcairn Small Cap Fund, Pitcairn is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.55% on the value of the first $90 million, and 0.45% on the value of assets above that amount. For the Constellation Pitcairn Family Heritage(R) Fund, Pitcairn is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.70% on the value of the first $127 million, and 0.45% on the value of assets above that amount. For the Constellation Pitcairn Taxable Bond Fund, Pitcairn is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.30% on the value of the first $43 million, and 0.25% on the value of assets above that amount. For the Constellation Pitcairn Tax-Exempt Bond Fund, Pitcairn is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.25% on the value of the assets of the Fund.

Hilliard Lyons Asset Management ("HLAM"), an SEC-registered adviser located at Hilliard Lyons Center, 501 South Fourth Street, Louisville, KY 40202, serves as Sub-Adviser to the Constellation HLAM Large Cap Quality Stock Fund. As Sub-Adviser, HLAM makes investment decisions for the Fund and also ensures compliance with its investment policies and guidelines. As of December 31, 2005, HLAM and its affiliates managed individual, corporate, fiduciary and institutional accounts with assets aggregating approximately $4.7 billion. Touchstone Advisors has assumed an existing agreement between CIMCO and HLAM, under which CIMCO had agreed that it would not propose that the Board of Trustees terminate HLAM as Sub-Adviser to the HLAM Large Cap Quality Stock Fund prior to October 1, 2008, except under certain limited circumstances. This agreement raises a potential conflict of interest for Touchstone Advisors as it might inhibit Touchstone Advisors from terminating HLAM in circumstances in which Touchstone Advisors would otherwise terminate HLAM absent the agreement. Touchstone Advisors will, however, terminate HLAM as sub-adviser to the Fund under any and all circumstances where its fiduciary duty to shareholders necessitates such action. For its services as investment Sub-Adviser to the Constellation HLAM Large Cap Quality Stock Fund, HLAM is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.35% on Allocated Assets.

Turner Investment Partners, Inc. ("TIP"), an SEC-registered adviser located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, serves as Sub-Adviser to the Constellation TIP Mid Cap and Constellation TIP Healthcare & Biotechnology Funds (the "Constellation TIP Funds") and as one of two sub-advisers to the Constellation Small Cap Value Opportunities Fund. Prior to May 7, 2004, TIP served as the investment adviser to the Turner Healthcare & Biotechnology Fund, while Turner Investment Management, LLC, a majority-owned subsidiary of TIP, served as investment adviser to the Turner Small Cap Value Opportunities Fund. As sub-adviser, TIP makes investment decisions for the Constellation TIP Funds and its allocated portion of the Constellation Small Cap Value Opportunities Fund and also ensures compliance with the Funds' investment policies and guidelines. As of December 31, 2005, TIP had approximately $18.3 billion in assets under management. For its services as investment Sub-Adviser, TIP is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate, based on the average daily net assets of the Constellation TIP Mid Cap Fund and Constellation TIP Healthcare & Biotechnology Fund, and on the average daily net assets of the Constellation Small Cap Value Opportunities Fund allocated to its management, as follows:

Constellation TIP Mid Cap Fund                                        0.45%
Constellation Small Cap Value Opportunities Fund                      0.50%
Constellation TIP Healthcare & Biotechnology Fund                     0.50%

THE FOLLOWING REPLACES THE SECTION "CONTRACTUAL FEE WAIVER AGREEMENT" ON PAGE 78 OF THE PROSPECTUS

CONTRACTUAL FEE WAIVER AGREEMENT
Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep certain Funds' "Other Expenses" from exceeding the levels set forth below. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. To the extent that the Pitcairn Small Cap or International Equity Funds earn revenues from securities lending activities during any given month, Touchstone Advisors' contractual fee waiver obligation with respect to the Fund may be reduced by an offsetting amount of such revenue, up to a maximum reduction of 0.01%. These fee waivers and expense reimbursements will remain in effect until March 1, 2008.

                                                          CONTRACTUAL LIMIT ON
     FUND                                                    "OTHER EXPENSES"
--------------------------------------------------------------------------------
Constellation TIP Mid Cap Fund Class I                                0.10%
--------------------------------------------------------------------------------
Constellation TIP Mid Cap Fund Class II                               0.35%
--------------------------------------------------------------------------------
Constellation Strategic Value and High Income Fund Class I            0.15%
--------------------------------------------------------------------------------
Constellation Strategic Value and High Income Fund Class II           0.40%
--------------------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund Class II                0.40%
--------------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund Class II                     0.45%
--------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund Class II               0.40%
--------------------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund Class II                        0.40%
--------------------------------------------------------------------------------
Constellation Pitcairn Family Heritage Fund Class II                  0.40%
--------------------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund Class II                     0.50%
--------------------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund Class II                  0.40%
--------------------------------------------------------------------------------
Constellation International Equity Fund Class II                      0.50%
--------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund Class I                0.25%
--------------------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund Class II               0.50%
--------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Stock Fund Class II              0.50%
--------------------------------------------------------------------------------

A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements will appear in the Trust's March 31, 2006 Semiannual Report.

THE LISTINGS ON THE BACK COVER OF THE PROSPECTUS FOR "INVESTMENT ADVISER" AND "DISTRIBUTOR" ARE HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Investment Adviser
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH  45202

Distributor
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH  45202

You may obtain additional information by calling the Funds at 1-866-242-5742, or by going to our website (www.constellationfundsgroup.com).


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE